NASDAQ 100 INDEX FUND
Portfolio of Investments (Unaudited)
May 31, 2022

Security Description	Shares	Value
Common Stock (99.39%)

Communications (26.70%)
Internet (21.03%)
Airbnb Inc*	32,276	$3,901,200
Alphabet Inc - Class A*	15,769	35,878,260
Alphabet Inc - Class C*	16,544	37,733,224
Amazon.com Inc*,(a)	26,670	64,119,747
Baidu Inc*	21,419	3,006,157
Booking Holdings Inc*	3,571	8,011,753
eBay Inc	51,091	2,486,599
JD.com Inc	51,865	2,910,664
Match Group Inc*	24,310	1,915,142
MercadoLibre Inc*	4,333	3,405,218
Meta Platforms Inc*,(a)	181,229	35,093,184
Netflix Inc*	38,524	7,606,179
Okta Inc*	12,676	1,052,742
Palo Alto Networks Inc*,#	8,473	4,260,055
Pinduoduo Inc*	38,481	1,937,518
VeriSign Inc*	9,260	1,616,333
		214,933,975
Media (2.66%)
Charter Communications Inc*,#	15,021	7,614,596
Comcast Corp	393,387	17,419,176
Sirius XM Holdings Inc#	344,861	2,207,110
		27,240,882
Telecommunications (3.01%)
Cisco Systems Inc	361,245	16,274,087
T-Mobile US Inc*	108,632	14,479,559
		30,753,646

Total Communications		272,928,503

Consumer, Cyclical (9.59%)
Copart Inc*	20,628	2,362,525
Costco Wholesale Corp	38,426	17,914,970
Dollar Tree Inc*	19,086	3,060,058
Fastenal Co	50,023	2,679,232
Lucid Group Inc*,#	141,385	2,853,149
Lululemon Athletica Inc*,#	10,837	3,171,882
Marriott International Inc	27,968	4,798,749
O'Reilly Automotive Inc*	5,879	3,745,922
PACCAR Inc	30,194	2,622,047
Ross Stores Inc	30,906	2,627,628
Starbucks Corp	100,029	7,852,277
Tesla Inc*	54,171	41,075,702
Walgreens Boots Alliance Inc	75,284	3,299,698
Total Consumer, Cyclical		98,063,839

Consumer, Non-Cyclical (12.24%)
Align Technology Inc*	6,858	1,904,055
Amgen Inc	48,439	12,436,229
AstraZeneca PLC#	49,607	3,297,873
Automatic Data Processing Inc#	36,648	8,170,305
Biogen Inc*	12,488	2,497,600
Cintas Corp	8,993	3,582,182
Dexcom Inc*	8,323	2,479,755
Gilead Sciences Inc	107,722	6,985,772
IDEXX Laboratories Inc*,#	7,374	2,887,806
Illumina Inc*	13,593	3,255,252
Intuitive Surgical Inc*	31,069	7,072,547
Keurig Dr Pepper Inc	121,770	4,230,290
The Kraft Heinz Co	106,457	4,027,268
Moderna Inc*	34,818	5,060,100
Mondelez International Inc	121,323	7,711,290
Monster Beverage Corp*	45,440	4,049,613
PayPal Holdings Inc*	101,308	8,632,455
PepsiCo Inc	120,252	20,172,273
Regeneron Pharmaceuticals Inc*	9,280	6,168,787
Seagen Inc*	15,903	2,157,719
Verisk Analytics Inc	14,016	2,451,679
Vertex Pharmaceuticals Inc*	22,112	5,940,389
Total Consumer, Non-Cyclical		125,171,239

Industrial (1.99%)
CSX Corp#	192,902	6,132,355
Honeywell International Inc	59,873	11,592,610
Old Dominion Freight Line Inc#	9,988	2,579,301
Total Industrial		20,304,266

Technology (47.52%)
Computers (13.64%)
Apple Inc(a)	854,678	127,210,274
Cognizant Technology Solutions Corp	45,682	3,412,445
Crowdstrike Holdings Inc*	17,676	2,827,983
Fortinet Inc*	14,040	4,129,726
Zscaler Inc*	12,027	1,841,213
		139,421,641
Semiconductors (16.27%)
Advanced Micro Devices Inc*,#	142,181	14,482,557
Analog Devices Inc#	45,507	7,663,379
Applied Materials Inc	76,819	9,010,101
ASML Holding NV	7,210	4,155,051
Broadcom Inc	35,619	20,663,650
Intel Corp	353,715	15,712,020
KLA Corp	13,186	4,810,912
Lam Research Corp	12,245	6,367,767
Marvell Technology Inc	73,376	4,340,190
Microchip Technology Inc	47,650	3,461,773
Micron Technology Inc	97,289	7,183,820
NVIDIA Corp#	184,437	34,438,077
NXP Semiconductors NV	22,837	4,333,549
QUALCOMM Inc	97,408	13,950,774
Skyworks Solutions Inc	14,384	1,565,986
Texas Instruments Inc	80,321	14,197,540
		166,337,146
Software (17.61%)
Activision Blizzard Inc	66,888	5,209,237
Adobe Inc*	41,381	17,234,359
ANSYS Inc*	7,588	1,975,612
Atlassian Corp PLC*	12,058	2,138,125
Autodesk Inc*,#	18,880	3,922,320
Cadence Design Systems Inc*	24,103	3,705,354
Datadog Inc*,#	22,982	2,192,253
DocuSign Inc*	17,109	1,435,616
Electronic Arts Inc	24,596	3,410,235
Fiserv Inc*	56,698	5,680,006
Intuit Inc	24,627	10,206,906
Microsoft Corp	392,624	106,742,687
NetEase Inc#	18,216	1,889,546
Paychex Inc	31,361	3,883,433
Splunk Inc*	13,549	1,389,585
Synopsys Inc*	13,096	4,180,243
Workday Inc*,#	17,044	2,663,977
Zoom Video Communications Inc*,#	21,068	2,263,757
		180,123,251

Total Technology		485,882,038

Utilities (1.35%)
American Electric Power Co Inc	43,252	4,413,002
Constellation Energy Corp	28,005	1,738,550
Exelon Corp	84,015	4,129,337
Xcel Energy Inc	46,849	3,529,604
Total Utilities		13,810,493

Total Common Stock (Cost $482,637,865)		1,016,160,378

United States Treasury Bills (0.49%)
0.098%, 6/16/2022 (Cost $4,999,107)	5,000,000	4,998,822

Collateral Received for Securities on Loan (4.93%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 0.92% (Cost $50,402,380)		50,402,380

Total Investments (Cost $538,039,351) (104.81%)		$1,071,561,580
Liabilities in Excess of Other Assets (-4.81%)		(49,174,658)
Net Assets (100.00%)		$1,022,386,921

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at May 31, 2022. The aggregate amount of securities on loan at May 31, 2022 is $49,001,902.

(a)	A portion of these securities, a total of $103,599,443, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at May 31, 2022:
Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Appreciation
22 / JUN 2022 / Long / CME	$5,459,655	$5,564,460	$104,805